Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
NET REVENUES:
Product sales, net	$ 1,019,520	$ 178,473	$ 1,243,983	$ 375,325	$ 730,717	$ 655,113
License revenues	0	5,000	1,000	5,000	5,000	375,000
NET REVENUES	1,019,520	183,473	1,244,983	380,325	735,717	1,030,113
OPERATING EXPENSES:
Cost of product sales	262,934	64,029	383,057	140,449	340,713	292,080
Research and development	3,892	0	3,892	0	0	143,914
General and administrative	1,195,087	901,968	2,518,320	2,349,970	3,910,192	4,378,749
Impairment of Goodwill	0	0	0	0	759,428	0
Total Operating Expenses	1,461,913	965,997	2,905,269	2,490,419	5,010,333	4,814,743
LOSS FROM OPERATIONS	(442,393)	(782,524)	(1,660,286)	(2,110,094)	(4,274,616)	(3,784,630)
OTHER INCOME AND (EXPENSES)
Interest expense	(1,877,149)	(97,484)	(2,273,584)	(271,366)	(1,153,376)	(532,230)
Loss on extinguishment of debt	0	0	0	(32,500)	(32,500)	(406,833)
Other income	111	0	1,876	0	0	0
Other expense, net	0	0	0	0	(8,495)	0
Fair value adjustment for contingent consideration	0	0	0	0	115,822	(103,274)
Change in fair value of derivative liabilities	(2,040,909)	15,735	(1,983,315)	47,929	393,509	0
Total Other Expense, Net	(3,917,947)	(81,749)	(4,255,023)	(255,937)	(685,040)	(1,042,337)
LOSS BEFORE BENEFIT FROM INCOME TAXES					(4,959,656)	(4,826,967)
Benefit from income taxes					(757,028)	0
NET LOSS	$ (4,360,340)	$ (864,273)	$ (5,915,309)	$ (2,366,031)	$ (4,202,628)	$ (4,826,967)
NET LOSS PER SHARE OF COMMON STOCK - BASIC AND DILUTED	$ (0.05)	$ (0.02)	$ (0.08)	$ (0.06)	$ (0.08)	$ (0.20)
WEIGHTED AVERAGE NUMBER OF SHARES OF COMMON STOCK OUTSTANDING - BASIC AND DILUTED	85,395,846	40,816,767	70,271,333	37,909,664	52,517,530	24,384,037